PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Disclosure of Changes in Provisions

	Balance at December 31, 2018	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements		Balance at December 31, 2019
Environmental (see note 9.3)	1,228	97	(95)	(156)	[2]	1,074
Emission rights (see text below)	—	481	—	3		484
Asset retirement obligations (see note 9.3)	422	28	(10)	38		478
Site restoration	141	3	(5)	(3)		136
Staff related obligations	201	65	(64)	(17)		185
Voluntary separation plans	38	30	(13)	(8)		47
Litigation and other (see note 9.3)	369	65	(91)	(31)		312
Tax claims	120	5	(14)	(30)		81
Other legal claims	249	60	(77)	(1)		231
Commercial agreements and onerous contracts	34	29	(16)	(1)		46
Other	101	148	(30)	10		229
	2,534	946	(324)	(165)		2,991
Short-term provisions	539					516
Long-term provisions	1,995					2,475
	2,534					2,991

	Balance at December 31, 2017	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements		Balance at December 31, 2018
Environmental (see note 9.3)	815	24	(90)	479	[2]	1,228
Asset retirement obligations (see note 9.3)	427	26	(11)	(20)		422
Site restoration	40	117	(13)	(3)		141
Staff related obligations	183	75	(46)	(11)		201
Voluntary separation plans	79	3	(56)	12		38
Litigation and other (see note 9.3)	328	79	(76)	38		369
Tax claims	126	13	(14)	(5)		120
Other legal claims	202	66	(62)	43		249
Commercial agreements and onerous contracts	24	14	(20)	16		34
Other	126	19	(32)	(12)		101
	2,022	357	(344)	499		2,534
Short-term provisions	410					539
Long-term provisions	1,612					1,995
	2,022					2,534

1.	Additions exclude provisions reversed or utilized during the same year.
2.
Other movements primarily relate to the provisions in connection with environmental remediation obligations in Italy (see note 9.3).

Disclosure of Other Long-term Obligations

	Balance at December 31,
	2019	2018
Derivative financial instruments (see note 6.1.5)	238	708
Payable from acquisition of financial assets	1,340	1,506
Unfavorable contracts	203	217
Income tax payable	251	184
Other	486	404
Total	2,518	3,019

Schedule of Commitments

	December 31,
	2019	2018
Purchase commitments	19,697	24,594
Guarantees, pledges and other collateral	7,815	5,527
Non-cancellable operating leases*	—	1,869
Capital expenditure commitments	448	697
Other commitments	3,201	3,516
Total	31,161	36,203

*As a result of the adoption of IFRS 16 "Leases" as of January 1, 2019, the Company has recognized right–of–use assets and lease liabilities related to non–cancellable operating leases. See notes 1 and 7.